Segmental analyses - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2025 GBP (£) segment	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Geographical Areas [Line Items]
Reportable segments | segment		3
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Non-current assets		96,606	104,605
Intangible assets		86,934	94,276	95,562
Investments in associates and joint ventures		1,521	1,902
Profit from operations		9,997	2,736	(15,751)
Adjusted at constant rates
Disclosure Of Geographical Areas [Line Items]
Profit from operations		11,936	12,439
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue		6,921	7,265	6,805
Non-current assets		3,605	4,456
Investments in associates and joint ventures		1,348	1,762
Goodwill
Disclosure Of Geographical Areas [Line Items]
Intangible assets		38,917	41,129	41,091
U.S. | Adjusted at constant rates
Disclosure Of Geographical Areas [Line Items]
Profit from operations		6,766	6,580
U.S. | Reynolds American
Disclosure Of Geographical Areas [Line Items]
Revenue		11,649	11,302	£ 11,985
Non-current assets		78,442	85,843
AME | Adjusted at constant rates
Disclosure Of Geographical Areas [Line Items]
Profit from operations		3,377	3,512
APMEA | Adjusted at constant rates
Disclosure Of Geographical Areas [Line Items]
Profit from operations		£ 1,793	£ 2,347

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.